Loans Receivable and Allowance for Credit Losses - Credit Quality Indicators (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Total Writeoff	$ 7,224	$ 10,198	$ 3,494
Real estate loans | One-to-four family
Financing Receivable, Credit Quality Indicator [Line Items]
Total Writeoff	0	2	585
Real estate loans | Multifamily
Financing Receivable, Credit Quality Indicator [Line Items]
Total Writeoff	0	0	0
Real estate loans | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total Writeoff	119	120	150
Real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total Writeoff	53	0	0
Commercial business loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total Writeoff	6,887	9,814	2,618
Consumer loans | Home equity loans and advances
Financing Receivable, Credit Quality Indicator [Line Items]
Total Writeoff	0	0	26
Consumer loans | Other consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total Writeoff	165	262	115
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	1,005,660		458,563
2025/2024, Writeoff	296		0
2024/2023	526,871		713,672
2024/2023, Writeoff	647		74
2023/2022	709,362		1,833,360
2023/2022, Writeoff	984		288
2022/2021	1,692,333		1,547,464
2022/2021, Writeoff	2,267		260
2021/2020	1,442,790		613,527
2021/2020, Writeoff	838		0
Prior	2,469,245		2,283,179
Prior, Writeoff	2,192		3,884
Revolving Loans	325,533		350,783
Revolving Loans, Writeoff	0		5,692
Revolving Loans to Term Loans	71,582		68,899
Revolving Loans to Term Loans, Writeoff	0		0
Total	8,243,376		7,869,447
Total Writeoff	7,224		10,198
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | One-to-four family
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	93,590	112,748
2025/2024, Writeoff	0	0
2024/2023	105,510	156,261
2024/2023, Writeoff		0
2023/2022		757,906	150,438
2023/2022, Writeoff		0	0
2022/2021		747,128		$ 708,500
2022/2021, Writeoff		0		0
2021/2020		251,417			$ 688,327
2021/2020, Writeoff		0			0
Prior	811,887	685,477
Prior, Writeoff	0	2
Revolving Loans	0	0
Revolving Loans, Writeoff		0
Revolving Loans to Term Loans	0	0
Revolving Loans to Term Loans, Writeoff		0
Total	2,558,252	2,710,937
Total Writeoff	0	2
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | One-to-four family | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	93,590	112,748
2024/2023	104,411	154,862
2023/2022		755,791	148,597
2022/2021		745,505		705,476
2021/2020		250,819			687,522
Prior	807,680	681,085
Revolving Loans	0	0
Revolving Loans to Term Loans	0	0
Total	2,547,276	2,700,810
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | One-to-four family | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	0	0
2024/2023	0	0
2023/2022		0	0
2022/2021		0		0
2021/2020		0			0
Prior	0	0
Revolving Loans	0	0
Revolving Loans to Term Loans	0	0
Total	0	0
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | One-to-four family | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	0	0
2024/2023	1,099	1,399
2023/2022		2,115	1,841
2022/2021		1,623		3,024
2021/2020		598			805
Prior	4,207	4,392
Revolving Loans	0	0
Revolving Loans to Term Loans	0	0
Total	10,976	10,127
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Multifamily
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	233,695	35,835
2025/2024, Writeoff	0	0
2024/2023	32,267	131,728
2024/2023, Writeoff		0
2023/2022		325,754	135,839
2023/2022, Writeoff		0	0
2022/2021		348,053		356,358
2022/2021, Writeoff		0		0
2021/2020		169,959			356,888
2021/2020, Writeoff		0			0
Prior	562,566	449,312
Prior, Writeoff	0	0
Revolving Loans	0	0
Revolving Loans, Writeoff		0
Revolving Loans to Term Loans	0	0
Revolving Loans to Term Loans, Writeoff		0
Total	1,677,613	1,460,641
Total Writeoff	0	0
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Multifamily | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	233,695	35,835
2024/2023	32,267	131,728
2023/2022		320,011	135,839
2022/2021		338,781		345,763
2021/2020		169,959			316,250
Prior	562,566	446,956
Revolving Loans	0	0
Revolving Loans to Term Loans	0	0
Total	1,626,380	1,443,270
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Multifamily | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	0	0
2024/2023	0	0
2023/2022		0	0
2022/2021		0		0
2021/2020		0			40,638
Prior	0	0
Revolving Loans	0	0
Revolving Loans to Term Loans	0	0
Total	40,638	0
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Multifamily | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	0	0
2024/2023	0	0
2023/2022		5,743	0
2022/2021		9,272		10,595
2021/2020		0			0
Prior	0	2,356
Revolving Loans	0	0
Revolving Loans to Term Loans	0	0
Total	10,595	17,371
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	414,588	122,219
2025/2024, Writeoff	0	0
2024/2023	113,417	189,692
2024/2023, Writeoff		0
2023/2022		470,289	174,188
2023/2022, Writeoff		0	0
2022/2021		371,677		478,543
2022/2021, Writeoff	77	0
2021/2020		159,530			358,813
2021/2020, Writeoff	42	0
Prior	973,711	1,026,476
Prior, Writeoff	0	120
Revolving Loans	0	0
Revolving Loans, Writeoff		0
Revolving Loans to Term Loans	0	0
Revolving Loans to Term Loans, Writeoff		0
Total	2,513,260	2,339,883
Total Writeoff	119	120
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Commercial real estate | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	410,896	122,219
2024/2023	113,417	189,692
2023/2022		454,357	173,838
2022/2021		370,684		459,278
2021/2020		153,058			357,327
Prior	923,667	920,255
Revolving Loans	0	0
Revolving Loans to Term Loans	0	0
Total	2,438,423	2,210,265
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Commercial real estate | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	0	0
2024/2023	0	0
2023/2022		994	0
2022/2021		0		7,007
2021/2020		2,776			0
Prior	9,222	33,737
Revolving Loans	0	0
Revolving Loans to Term Loans	0	0
Total	16,229	37,507
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Commercial real estate | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	3,692	0
2024/2023	0	0
2023/2022		14,938	350
2022/2021		993		12,258
2021/2020		3,696			1,486
Prior	40,822	72,484
Revolving Loans	0	0
Revolving Loans to Term Loans	0	0
Total	58,608	92,111
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	128,667	64,631
2025/2024, Writeoff	0	0
2024/2023	118,823	163,466
2024/2023, Writeoff		0
2023/2022		210,033	148,879
2023/2022, Writeoff		0	0
2022/2021		35,443		73,069
2022/2021, Writeoff	53	0
2021/2020		0
2021/2020, Writeoff	0	0			0
Prior	0	0
Prior, Writeoff	0	0
Revolving Loans	0	0
Revolving Loans, Writeoff		0
Revolving Loans to Term Loans	0	0
Revolving Loans to Term Loans, Writeoff		0
Total	469,438	473,573
Total Writeoff	53	0
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Construction | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	128,667	64,631
2024/2023	118,823	163,466
2023/2022		198,938	146,996
2022/2021		35,443		67,146
2021/2020		0			0
Prior	0	0
Revolving Loans	0	0
Revolving Loans to Term Loans	0	0
Total	461,632	462,478
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Construction | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	0	0
2024/2023	0	0
2023/2022		0	0
2022/2021		0		0
2021/2020		0			0
Prior	0	0
Revolving Loans	0	0
Revolving Loans to Term Loans	0	0
Total	0	0
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Construction | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	0	0
2024/2023	0	0
2023/2022		11,095	1,883
2022/2021		0		$ 5,923
2021/2020		0			$ 0
Prior	0	0
Revolving Loans	0	0
Revolving Loans to Term Loans	0	0
Total	7,806	$ 11,095
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Commercial business loans
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	112,889		105,272
2025/2024, Writeoff	295		0
2024/2023	143,768		57,221
2024/2023, Writeoff	634		0
2023/2022	88,102		51,638
2023/2022, Writeoff	926		167
2022/2021	60,223		29,481
2022/2021, Writeoff	2,097		195
2021/2020	25,428		23,647
2021/2020, Writeoff	753		0
Prior	48,988		45,422
Prior, Writeoff	2,182		3,760
Revolving Loans	287,394		309,319
Revolving Loans, Writeoff	0		5,692
Revolving Loans to Term Loans	0		0
Revolving Loans to Term Loans, Writeoff	0		0
Total	766,792		622,000
Total Writeoff	6,887		9,814
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Commercial business loans | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	111,377		105,272
2024/2023	142,106		57,038
2023/2022	86,839		50,164
2022/2021	58,117		28,995
2021/2020	24,846		22,253
Prior	41,814		38,997
Revolving Loans	266,563		281,289
Revolving Loans to Term Loans	0		0
Total	731,662		584,008
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Commercial business loans | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	0		0
2024/2023	0		0
2023/2022	0		108
2022/2021	0		0
2021/2020	0		294
Prior	44		106
Revolving Loans	100		2,371
Revolving Loans to Term Loans	0		0
Total	144		2,879
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Commercial business loans | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	1,512		0
2024/2023	1,662		183
2023/2022	1,263		1,366
2022/2021	2,106		486
2021/2020	582		1,100
Prior	7,130		6,319
Revolving Loans	20,731		25,659
Revolving Loans to Term Loans	0		0
Total	34,986		35,113
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Commercial business loans | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	0
2024/2023	0
2023/2022	0
2022/2021	0
2021/2020	0
Prior	0
Revolving Loans	0
Revolving Loans to Term Loans	0
Total	0
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Home equity loans and advances
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	19,850		14,999
2025/2024, Writeoff	0		0
2024/2023	13,049		15,219
2024/2023, Writeoff	0		0
2023/2022	11,867		17,655
2023/2022, Writeoff	0		0
2022/2021	15,616		15,674
2022/2021, Writeoff	0		0
2021/2020	13,334		8,974
2021/2020, Writeoff	0		0
Prior	72,043		76,429
Prior, Writeoff	0		0
Revolving Loans	37,785		41,160
Revolving Loans, Writeoff	0		0
Revolving Loans to Term Loans	71,582		68,899
Revolving Loans to Term Loans, Writeoff	0		0
Total	255,126		259,009
Total Writeoff	0		0
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Home equity loans and advances | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	19,850		14,999
2024/2023	13,049		15,169
2023/2022	11,818		17,655
2022/2021	15,368		15,674
2021/2020	13,334		8,974
Prior	71,446		76,210
Revolving Loans	37,417		41,098
Revolving Loans to Term Loans	71,582		68,899
Total	253,864		258,678
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Home equity loans and advances | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	0		0
2024/2023	0		0
2023/2022	0		0
2022/2021	0		0
2021/2020	0		0
Prior	0		0
Revolving Loans	0		0
Revolving Loans to Term Loans	0		0
Total	0		0
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Home equity loans and advances | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	0		0
2024/2023	0		50
2023/2022	49		0
2022/2021	248		0
2021/2020	0		0
Prior	597		219
Revolving Loans	368		62
Revolving Loans to Term Loans	0		0
Total	1,262		331
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Other consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	2,381		2,859
2025/2024, Writeoff	1		0
2024/2023	37		85
2024/2023, Writeoff	13		74
2023/2022	49		85
2023/2022, Writeoff	58		121
2022/2021	24		8
2022/2021, Writeoff	40		65
2021/2020	0		0
2021/2020, Writeoff	43		0
Prior	50		63
Prior, Writeoff	10		2
Revolving Loans	354		304
Revolving Loans, Writeoff	0		0
Revolving Loans to Term Loans	0		0
Revolving Loans to Term Loans, Writeoff			0
Total	2,895		3,404
Total Writeoff	165		262
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Other consumer loans | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	2,381		2,859
2024/2023	37		85
2023/2022	49		85
2022/2021	24		8
2021/2020	0		0
Prior	50		63
Revolving Loans	354		304
Revolving Loans to Term Loans	0		0
Total	2,895		3,404
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Other consumer loans | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	0		0
2024/2023	0		0
2023/2022	0		0
2022/2021	0		0
2021/2020	0		0
Prior	0		0
Revolving Loans	0		0
Revolving Loans to Term Loans	0		0
Total	0		0
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Other consumer loans | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
2025/2024	0		0
2024/2023	0		0
2023/2022	0		0
2022/2021	0		0
2021/2020	0		0
Prior	0		0
Revolving Loans	0		0
Revolving Loans to Term Loans	0		0
Total	$ 0		$ 0